Interest expense and other financial income and expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest expense [abstract]
Interest expense	$ (708)	$ (714)	$ (877)
Interest expense on lease liabilities	(67)	(66)
Income/expense arising from discounting long-term liabilities	(94)	(70)	(55)
Total interest expense from continuing operations	$ (869)	$ (850)	$ (932)